Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 2,345	¥ 1,867	¥ 1,300
Gross amount of increases (decreases) related to positions taken during prior years	9,550	224	167
Gross amount of increases related to positions taken during the current year	330	351	409
Amount of decreases related to settlements	0	0	0
Foreign exchange translation	98	(97)	(9)
Total unrecognized tax benefits at end of fiscal year	¥ 12,323	¥ 2,345	¥ 1,867